Mar. 01, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

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Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

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Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Global Multifactor Macro

Transamerica Long/Short Strategy

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Global Multifactor Macro Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

Transamerica Long/Short Strategy	BofA Merrill Lynch 3-Month US Treasury Bill Index	ICE BofAML 3-Month U.S. Treasury Bill Index

Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

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Transamerica Total Return

Effective immediately, the following sentence is added to the end of the second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and to the end of the fourth paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Total Return” section of the Prospectus:

The fund may enter into reverse repurchase agreements and sale-buyback transactions.

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Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses, as applicable

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Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation Short Horizon

Transamerica High Quality Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus and applicable Summary Prospectuses are revised as follows:

	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Asset Allocation Intermediate Horizon Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	ICE BofAML 1-3 Year U.S. Treasury Index
Transamerica Asset Allocation Intermediate Horizon Transamerica Asset Allocation Long Horizon Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch High Yield Master II Index	ICE BofAML High Yield Master II Index
Transamerica High Quality Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

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Investors Should Retain this Supplement for Future Reference

May 10, 2018